Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Alternative Solutions Trust
Entity Central Index Key	0001589756
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000159801 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Select MLP and Energy Fund
Class Name	Class A
Trading Symbol	VLPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class A / VLPAX	$168	1.40%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
No obvious investment themes drove Fund underperformance relative to the Alerian Midstream Energy Index over the 12-month period. As a sector fund, performance typically reflects individual security selection. The biggest absolute contributors to performance during the 12-month period were Targa Resources, Oneok, Williams Companies, TC Energy, and MPLX. The biggest absolute detractors from and smallest absolute contributors to performance during the period were New Fortress Energy, Sunoco, South Bow, DTE Energy, and Hess Midstream. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided during the second half of the fiscal year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as midstream energy and utilities outperformed.

Artificial intelligence/Data centers	Positive	Power-hungry data center projects drove an uptick in electricity demand for the first time in decades, a tailwind for both natural gas midstream and utilities companies.
China weakness	Negative	The weaker Chinese economy negatively impacted demand for crude oil and refined products, which affected related energy infrastructure stocks.
Liquefied Natural Gas (LNG)	Negative	Construction and permitting delays slowed growth in gas demand, which weighed on natural gas prices and the stock prices of LNG-focused companies.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (September 9, 2015) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at NAV(1)	39.47%	18.47%	8.63%
Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at POP(2),(3)	31.80%	17.13%	7.96%
FT Wilshire 5000 Index	37.86%	14.84%	14.09%
Alerian Midstream Energy Index	43.70%	16.00%	-%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Sep. 09, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 42,664,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 199,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$42,664%
Total number of portfolio holdings	$27%
Total advisory fee paid (‘000s)	$199%
Portfolio turnover rate as of the end of the reporting period	$46%

Holdings [Text Block]
Asset Allocation (1)
Common Stocks & MLP Interests		99%
Diversified	39%
Natural Gas Pipelines	14%
Liquefied Natural Gas	11%
Petroleum Transportation & Storage	11%
Electric, LDC & Power	9%
Gathering/Processing	9%
Downstream/Other	6%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of October 31, 2024.

C000159802 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Select MLP and Energy Fund
Class Name	Class C
Trading Symbol	VLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class C / VLPCX	$256	2.15%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
No obvious investment themes drove Fund underperformance relative to the Alerian Midstream Energy Index over the 12-month period. As a sector fund, performance typically reflects individual security selection. The biggest absolute contributors to performance during the 12-month period were Targa Resources, Oneok, Williams Companies, TC Energy, and MPLX. The biggest absolute detractors from and smallest absolute contributors to performance during the period were New Fortress Energy, Sunoco, South Bow, DTE Energy, and Hess Midstream. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided during the second half of the fiscal year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as midstream energy and utilities outperformed.

Artificial intelligence/Data centers	Positive	Power-hungry data center projects drove an uptick in electricity demand for the first time in decades, a tailwind for both natural gas midstream and utilities companies.
China weakness	Negative	The weaker Chinese economy negatively impacted demand for crude oil and refined products, which affected related energy infrastructure stocks.
Liquefied Natural Gas (LNG)	Negative	Construction and permitting delays slowed growth in gas demand, which weighed on natural gas prices and the stock prices of LNG-focused companies.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (September 9, 2015). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Select MLP and Energy Fund (Class C/VLPCX) at NAV(1) and with CDSC(2)	38.47%	17.58%	7.81%
FT Wilshire 5000 Index	37.86%	14.84%	14.09%
Alerian Midstream Energy Index	43.70%	16.00%	-%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance Inception Date	Sep. 09, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 42,664,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 199,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$42,664%
Total number of portfolio holdings	$27%
Total advisory fee paid (‘000s)	$199%
Portfolio turnover rate as of the end of the reporting period	$46%

Holdings [Text Block]
Asset Allocation (1)
Common Stocks & MLP Interests		99%
Diversified	39%
Natural Gas Pipelines	14%
Liquefied Natural Gas	11%
Petroleum Transportation & Storage	11%
Electric, LDC & Power	9%
Gathering/Processing	9%
Downstream/Other	6%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of October 31, 2024.

C000159803 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Select MLP and Energy Fund
Class Name	Class I
Trading Symbol	VLPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class I / VLPIX	$138	1.15%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
No obvious investment themes drove Fund underperformance relative to the Alerian Midstream Energy Index over the 12-month period. As a sector fund, performance typically reflects individual security selection. The biggest absolute contributors to performance during the 12-month period were Targa Resources, Oneok, Williams Companies, TC Energy, and MPLX. The biggest absolute detractors from and smallest absolute contributors to performance during the period were New Fortress Energy, Sunoco, South Bow, DTE Energy, and Hess Midstream. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided during the second half of the fiscal year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as midstream energy and utilities outperformed.

Artificial intelligence/Data centers	Positive	Power-hungry data center projects drove an uptick in electricity demand for the first time in decades, a tailwind for both natural gas midstream and utilities companies.
China weakness	Negative	The weaker Chinese economy negatively impacted demand for crude oil and refined products, which affected related energy infrastructure stocks.
Liquefied Natural Gas (LNG)	Negative	Construction and permitting delays slowed growth in gas demand, which weighed on natural gas prices and the stock prices of LNG-focused companies.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (September 9, 2015). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Select MLP and Energy Fund (Class I/VLPIX) at NAV(1)	39.79%	18.75%	8.89%
FT Wilshire 5000 Index	37.86%	14.84%	14.09%
Alerian Midstream Energy Index	43.70%	16.00%	-%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Sep. 09, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 42,664,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 199,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$42,664%
Total number of portfolio holdings	$27%
Total advisory fee paid (‘000s)	$199%
Portfolio turnover rate as of the end of the reporting period	$46%

Holdings [Text Block]
Asset Allocation (1)
Common Stocks & MLP Interests		99%
Diversified	39%
Natural Gas Pipelines	14%
Liquefied Natural Gas	11%
Petroleum Transportation & Storage	11%
Electric, LDC & Power	9%
Gathering/Processing	9%
Downstream/Other	6%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of October 31, 2024.

C000206132 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Long/Short Equity Fund
Class Name	Class A
Trading Symbol	VLSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class A / VLSAX	$251	2.30%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach. The Fund’s long portfolio seeks to identify a select group of companies believed by the Fund’s portfolio managers to possess a durable competitive advantage, strong fundamentals, and reasonable valuations. The Fund’s short portfolio seeks to sell short businesses that the Fund’s portfolio managers believe exhibit a lack of a durable competitive advantage, mediocre financial performance, and high financial risk. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and underweight positions in consumer staples and information technology detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed positively to performance. The biggest contributors to performance for the 12-month period were long positions in TransUnion, The Trade Desk, Primerica, Lennox International, and Ryan Specialty. The biggest detractors from performance during the period were short positions in a residential real estate brokerage, a western wear retailer, and an insurance company, a long position in Celsius, and a short position in a tax preparation company. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TransUnion	Positive	The Fund’s long position in TransUnion, a consumer credit reporting company, benefited from strength in U.S. financial services and continued momentum across international markets. The company’s shares also benefited as the Federal Reserve (the Fed) lowered interest rates.

Trade Desk	Positive	The Fund was long Trade Desk, a marketing automation technology company, which reported strength in connected TV, retail media, and its expanding international business.
Residential real estate brokerage	Negative	The company’s shares appreciated, which negatively affected the Fund’s short position, after the company reported growth in revenues and agent headcount despite continued weakness in existing home sales.

Western wear retailer	Negative	The company’s shares appreciated meaningfully throughout the entire fiscal year, which had a negative impact on the Fund’s short position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (December 6, 2018) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
2“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.3“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus KAR Long/Short Equity Fund (Class A /VLSAX) at NAV(1)	18.58%	9.27%	12.23%
Virtus KAR Long/Short Equity Fund (Class A /VLSAX) at POP(2),(3)	12.06%	8.04%	11.16%
FT Wilshire 5000 Index	37.86%	14.84%	14.94%
Russell 3000® Index	37.86%	14.60%	14.74%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Dec. 06, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 62,055,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 738,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$62,055%
Total number of portfolio holdings	$38%
Total advisory fee paid (‘000s)	$738%
Portfolio turnover rate as of the end of the reporting period	$31%

Holdings [Text Block]
Asset Allocation (1)
Common Stocks		123%)
Financials	36%)
Information Technology	28%)
Industrials	21%)
Communication Services	13%)
Consumer Discretionary	11%)
Health Care	8%)
Consumer Staples	6%)
Securities Sold Short		(23)%
Consumer Discretionary	(7)%
Industrials	(7)%
Financials	(4)%
Real Estate	(3)%
Information Technology	(2)%
Total		100%)
(1)	Percentage of total investments as of October 31, 2024.

C000206133 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Long/Short Equity Fund
Class Name	Class C
Trading Symbol	VLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class C / VLSCX	$331	3.04%

Expenses Paid, Amount	$ 331
Expense Ratio, Percent	3.04%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach. The Fund’s long portfolio seeks to identify a select group of companies believed by the Fund’s portfolio managers to possess a durable competitive advantage, strong fundamentals, and reasonable valuations. The Fund’s short portfolio seeks to sell short businesses that the Fund’s portfolio managers believe exhibit a lack of a durable competitive advantage, mediocre financial performance, and high financial risk. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and underweight positions in consumer staples and information technology detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed positively to performance. The biggest contributors to performance for the 12-month period were long positions in TransUnion, The Trade Desk, Primerica, Lennox International, and Ryan Specialty. The biggest detractors from performance during the period were short positions in a residential real estate brokerage, a western wear retailer, and an insurance company, a long position in Celsius, and a short position in a tax preparation company. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TransUnion	Positive	The Fund’s long position in TransUnion, a consumer credit reporting company, benefited from strength in U.S. financial services and continued momentum across international markets. The company’s shares also benefited as the Federal Reserve (the Fed) lowered interest rates.

Trade Desk	Positive	The Fund was long Trade Desk, a marketing automation technology company, which reported strength in connected TV, retail media, and its expanding international business.
Residential real estate brokerage	Negative	The company’s shares appreciated, which negatively affected the Fund’s short position, after the company reported growth in revenues and agent headcount despite continued weakness in existing home sales.

Western wear retailer	Negative	The company’s shares appreciated meaningfully throughout the entire fiscal year, which had a negative impact on the Fund’s short position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (December 6, 2018). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus KAR Long/Short Equity Fund (Class C/VLSCX) at NAV(1) and with CDSC(2)	17.70%	8.46%	11.41%
FT Wilshire 5000 Index	37.86%	14.84%	14.94%
Russell 3000® Index	37.86%	14.60%	14.74%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance Inception Date	Dec. 06, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 62,055,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 738,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$62,055%
Total number of portfolio holdings	$38%
Total advisory fee paid (‘000s)	$738%
Portfolio turnover rate as of the end of the reporting period	$31%

Holdings [Text Block]
Asset Allocation (1)
Common Stocks		123%)
Financials	36%)
Information Technology	28%)
Industrials	21%)
Communication Services	13%)
Consumer Discretionary	11%)
Health Care	8%)
Consumer Staples	6%)
Securities Sold Short		(23)%
Consumer Discretionary	(7)%
Industrials	(7)%
Financials	(4)%
Real Estate	(3)%
Information Technology	(2)%
Total		100%)
(1)	Percentage of total investments as of October 31, 2024.

C000206134 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Long/Short Equity Fund
Class Name	Class I
Trading Symbol	VLSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class I / VLSIX	$223	2.04%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach. The Fund’s long portfolio seeks to identify a select group of companies believed by the Fund’s portfolio managers to possess a durable competitive advantage, strong fundamentals, and reasonable valuations. The Fund’s short portfolio seeks to sell short businesses that the Fund’s portfolio managers believe exhibit a lack of a durable competitive advantage, mediocre financial performance, and high financial risk. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and underweight positions in consumer staples and information technology detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed positively to performance. The biggest contributors to performance for the 12-month period were long positions in TransUnion, The Trade Desk, Primerica, Lennox International, and Ryan Specialty. The biggest detractors from performance during the period were short positions in a residential real estate brokerage, a western wear retailer, and an insurance company, a long position in Celsius, and a short position in a tax preparation company. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TransUnion	Positive	The Fund’s long position in TransUnion, a consumer credit reporting company, benefited from strength in U.S. financial services and continued momentum across international markets. The company’s shares also benefited as the Federal Reserve (the Fed) lowered interest rates.

Trade Desk	Positive	The Fund was long Trade Desk, a marketing automation technology company, which reported strength in connected TV, retail media, and its expanding international business.
Residential real estate brokerage	Negative	The company’s shares appreciated, which negatively affected the Fund’s short position, after the company reported growth in revenues and agent headcount despite continued weakness in existing home sales.

Western wear retailer	Negative	The company’s shares appreciated meaningfully throughout the entire fiscal year, which had a negative impact on the Fund’s short position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (December 6, 2018). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus KAR Long/Short Equity Fund (Class I/VLSIX) at NAV(1)	18.84%	9.55%	12.51%
FT Wilshire 5000 Index	37.86%	14.84%	14.94%
Russell 3000® Index	37.86%	14.60%	14.74%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 06, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 62,055,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 738,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$62,055%
Total number of portfolio holdings	$38%
Total advisory fee paid (‘000s)	$738%
Portfolio turnover rate as of the end of the reporting period	$31%

Holdings [Text Block]
Asset Allocation (1)
Common Stocks		123%)
Financials	36%)
Information Technology	28%)
Industrials	21%)
Communication Services	13%)
Consumer Discretionary	11%)
Health Care	8%)
Consumer Staples	6%)
Securities Sold Short		(23)%
Consumer Discretionary	(7)%
Industrials	(7)%
Financials	(4)%
Real Estate	(3)%
Information Technology	(2)%
Total		100%)
(1)	Percentage of total investments as of October 31, 2024.

C000206130 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Long/Short Equity Fund
Class Name	Class R6
Trading Symbol	VLSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class R6 / VLSRX	$216	1.97%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach. The Fund’s long portfolio seeks to identify a select group of companies believed by the Fund’s portfolio managers to possess a durable competitive advantage, strong fundamentals, and reasonable valuations. The Fund’s short portfolio seeks to sell short businesses that the Fund’s portfolio managers believe exhibit a lack of a durable competitive advantage, mediocre financial performance, and high financial risk. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and underweight positions in consumer staples and information technology detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed positively to performance. The biggest contributors to performance for the 12-month period were long positions in TransUnion, The Trade Desk, Primerica, Lennox International, and Ryan Specialty. The biggest detractors from performance during the period were short positions in a residential real estate brokerage, a western wear retailer, and an insurance company, a long position in Celsius, and a short position in a tax preparation company. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TransUnion	Positive	The Fund’s long position in TransUnion, a consumer credit reporting company, benefited from strength in U.S. financial services and continued momentum across international markets. The company’s shares also benefited as the Federal Reserve (the Fed) lowered interest rates.

Trade Desk	Positive	The Fund was long Trade Desk, a marketing automation technology company, which reported strength in connected TV, retail media, and its expanding international business.
Residential real estate brokerage	Negative	The company’s shares appreciated, which negatively affected the Fund’s short position, after the company reported growth in revenues and agent headcount despite continued weakness in existing home sales.

Western wear retailer	Negative	The company’s shares appreciated meaningfully throughout the entire fiscal year, which had a negative impact on the Fund’s short position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 6, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/24	1 Year	5 Years	Since Inception
Virtus KAR Long/Short Equity Fund (Class R6/VLSRX) at NAV(1)	18.97%	9.62%	12.59%
FT Wilshire 5000 Index	37.86%	14.84%	14.94%
Russell 3000® Index	37.86%	14.60%	14.74%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 06, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 62,055,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 738,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)
Fund net assets (‘000s)	$62,055%
Total number of portfolio holdings	$38%
Total advisory fee paid (‘000s)	$738%
Portfolio turnover rate as of the end of the reporting period	$31%

Holdings [Text Block]
Asset Allocation (1)
Common Stocks		123%)
Financials	36%)
Information Technology	28%)
Industrials	21%)
Communication Services	13%)
Consumer Discretionary	11%)
Health Care	8%)
Consumer Staples	6%)
Securities Sold Short		(23)%
Consumer Discretionary	(7)%
Industrials	(7)%
Financials	(4)%
Real Estate	(3)%
Information Technology	(2)%
Total		100%)
(1)	Percentage of total investments as of October 31, 2024.